Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Changes in AROs

The changes in AROs during the six months ended June 30, 2013 were as follows:

	June 30, 2013	December 31, 2012
Beginning balance	$113	$30
Additions	2	7
Accretion expense	2	5
Changes in estimates, including cost and timing of cash flows	(14)	11
Settlements/payments	—	(1)
AROs acquired in the acquisition of mineral sands business	—	61

Ending balance	$103	$113

Current portion included in accrued liabilities	$7	$7

Noncurrent portion	$96	$106

A summary of the changes in the AROs during the year ended December 31, 2012 is as follows:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011
Beginning balance	$30	$29	$19
Additions	7	—	—
Accretion expense	5	2	—
Changes in estimates, including cost and timing of cash flows	9	1	—
Settlements/payments	(1)	(2)	—
AROs acquired in the acquisition of the mineral sands business	58	—	—
Fresh-start adjustments	—	—	10

Ending balance	$108	$30	$29

Current portion included in accrued liabilities	$2	$1	$1

Noncurrent portion	$106	$29	$28

Summary of AROs by Country	AROs, by geographic region, were as follows:

	June 30, 2013	December 31, 2012
Australia	$59	$67
South Africa	32	34
The Netherlands	11	11
United States	1	1

Total	$103	$113

A summary of the AROs is included in the table below:

Australia	$62
South Africa	34
Botlek	11
Hamilton	1

Total AROs	$108